Form N-1A Cover	Sep. 12, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Principal Exchange-Traded Funds
Entity Central Index Key	0001572661
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 12, 2025
Prospectus Date	Jun. 09, 2025